FVIT P-5

                        SUPPLEMENT DATED OCTOBER 23, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007
                                       OF
                         FRANKLIN VALUE INVESTORS TRUST
        (Franklin Balance Sheet Investment Fund, Franklin Large Cap Value
         Fund, Franklin Mircocap Value Fund, Franklin Midcap Value Fund,
                         Franklin Small Cap Value Fund)

The prospectus is amended as follows:

The table under "Average Annual Total Returns" in the Performance section for Franklin Balance Sheet Investment Fund on pages 7-8, is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2006


                              1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------
Franklin Balance Sheet
Investment Fund - Class A(2)
Return Before Taxes            9.65%    13.18%    12.50%
Return After Taxes on          8.48%    12.56%    11.47%
Distributions
Return After Taxes on          7.86%    11.44%    10.64%
Distributions and Sale of
Fund Shares
Russell 2000(R) Value Index(3)  23.48%    15.37%  13.27%
Russell 3000(R) Value Index(3)  22.34%    11.20%  11.11%
(indexes reflect no
deduction for fees,
expenses, or taxes)
                                                      SINCE
                                                  INCEPTION
                                1 YEAR    5 YEARS   (3/1/01)
------------------------------------------------------------
Franklin Balance Sheet          11.45%    13.42%    13.68%
Investment Fund - Class B(2)
Russell 2000(R) Value Index(3)  23.48%    15.37%    15.10%
Russell 3000(R) Value Index(3)  22.34%    11.20%    8.09%

                                                       SINCE
                                                   INCEPTION
                                1 YEAR    5 YEARS   (3/1/01)
------------------------------------------------------------
Franklin Balance Sheet          14.47%    13.66%    13.78%
Investment Fund - Class C(2)
Russell 2000(R) Value Index(3)  23.48%    15.37%    15.10%
Russell 3000(R) Value Index(3)  22.34%    11.20%    11.11%

                                1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------
Franklin Balance Sheet          16.04%    14.23%    12.89%
Investment Fund - Class R(4)
Russell 2000(R) Value Index(3)  23.48%    15.37%    13.27%
Russell 3000(R) Value Index(3)  22.34%    11.20%    11.11%

                                1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------
Franklin Balance Sheet          16.63%    14.80%    13.32%
Investment Fund - Advisor
Class(5)
Russell 2000(R) Value Index(3)  23.48%    15.37%    13.27%
Russell 3000(R) Value Index(3)  22.34%    11.20%    11.11%


1. Figures do not reflect sales charge. If they did, returns would be lower. As of September 30, 2007, the Fund's year-to-date return was 3.60% for Class A.
2. Figures reflect sales charge.
3. Source: Standard & Poor's Micropal. Russell 2000(R) Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 companies are the 2000 smallest companies in the Russell 3000(R) Value Index. Russell 3000 Value Index is a market capitalization weighted index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000 Value indexes. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. The indexes are unmanaged and include reinvested dividends. The Russell 3000 Value Index is replacing the Russell 2000 Value Index because this broader based Index better reflects the Fund's stated investment strategy of investing in companies of any size, across the entire market capitalization spectrum.
4. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
5. Effective March 1, 2001, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to March 1, 2001, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after March 1, 2001, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE